Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
REVENUES:
Voyage revenue	$ 468,189	$ 490,378	$ 483,995
EXPENSES:
Voyage expenses	(1,887)	(2,831)	(3,608)
Voyage expenses-related parties (Note 3)	(3,512)	(3,673)	(3,629)
Vessels' operating expenses	(105,783)	(117,193)	(120,815)
General and administrative expenses	(7,269)	(6,275)	(6,708)
General and administrative expenses - related parties (Note 3)	(7,451)	(11,123)	(1,000)
Management fees-related parties (Note 3)	(18,629)	(18,877)	(18,469)
Amortization of dry-docking and special survey costs (Note 7)	(7,920)	(7,425)	(7,814)
Depreciation (Notes 6, 11 and 20)	(100,943)	(101,645)	(105,787)
Amortization of prepaid lease rentals (Note 11)	(6,779)	(4,982)	(4,024)
Gain / (Loss on sale / disposal of vessels, net (Note 6)	(4,440)	1,688	2,543
Loss on vessel held for sale (Note 6)	(37,161)	0	0
Foreign exchange gains / (losses, net)	(360)	(129)	7
Operating income	166,055	217,913	214,691
OTHER INCOME / (EXPENSES):
Interest income	1,630	1,373	815
Interest and finance costs (Notes 2 and 16)	(72,808)	(79,631)	(86,306)
Swaps breakage cost (Note 18)	(9,701)	0	(10,192)
Equity loss on investments (Note 9)	(78)	(529)	(3,428)
Other, net	595	427	3,294
Gain / (Loss) on derivative instruments, net (Notes 2 and 18)	(3,991)	4,211	(3,787)
Total other expenses	(84,353)	(74,149)	(99,604)
Net Income	81,702	143,764	115,087
Earnings allocated to Preferred Stock (Note 15)	(21,063)	(17,903)	(11,909)
Net income available to Common Stockholders	$ 60,639	$ 125,861	$ 103,178
Earnings per common share, basic and diluted (Note 15)	$ 0.79	$ 1.68	$ 1.38
Weighted average number of shares, basic and diluted	77,243,252	75,027,474	74,800,000